Income taxes - Changes in Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in net deferred tax liability during the year [abstract]
Net deferred tax liability beginning balance	$ 5,213.0	$ 4,231.0	$ 5,399.0
Charged (credited) to the Consolidated statement of income	563.0	1,017.0	(1,302.0)
Other comprehensive income	(22.0)	38.0	(129.0)
Translation differences and other	(386.0)	(73.0)	264.0
Net deferred tax liability ending balance	5,367.0	5,213.0	$ 4,231.0
Net deferred tax assets and liabilities [abstract]
Deferred tax assets	3,304.0	2,441.0
Deferred tax liabilities	8,671.0	7,654.0
Deferred tax assets recognized in entities which have suffered a loss in either the current or preceding period	$ 1,868.0	$ 924.0